N-4	Nov. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Nov. 15, 2023
Amendment Flag	false
Lincoln ChoicePlus Assurance (A Share) [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]

Benefits Available Under the Contract – i4LIFE® Advantage. The following discussion outlines changes made to the i4LIFE® Advantage section of your prospectus.

Access Period. The first row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after November 20, 2023	10 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to November 20, 2023	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Regular Income Payments during the Access Period. The fifth paragraph of this section is deleted and restated as follows:

AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to November 20, 2023, AIR rates of 5% and 6% were also available, but certain states had limited the availability of 5% and 6% AIR. The higher AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.

Regular Income Payments during the Access Period. The eleventh paragraph of this section is deleted and restated as follows:

The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life, if applicable;

●	the length of the Access Period selected;

●	the frequency of the payments;

●	the AIR selected; and

●	the Individual Annuity Mortality table specified in your Contract.

Regular Income Payments during the Lifetime Income Period. The first paragraph of this section is deleted and restated as follows:

The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life (if living);

●	the frequency of the Regular Income Payments;

●	the AIR selected; and

●	the Individual Annuity Mortality table specified in your Contract.

The following section is a new section, added immediately prior to the section titled “Guaranteed Income Benefit”, and applies only to new elections of i4LIFE® Advantage beginning November 20, 2023.

i4LIFE® Advantage Credit. Beginning November 20, 2023, and subject to state approval, Contractowners who elect i4LIFE® Advantage will receive a quarterly i4LIFE® Advantage Credit if they have selected a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and they maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below.

If you elect the rider at the time you purchase the contract, the first i4LIFE® Advantage Credit will apply 3 months from the Contract Date. If you elect the rider after we issue the contract, the first i4LIFE® Advantage Credit will apply 3 months from the first Regular Income Payment. Thereafter, it will apply every 3 months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid.

2

The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying:

-	the variable Account Value on that date; by

-	the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).

	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%

If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments and required minimum distributions) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation.

If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met.

The i4LIFE® Advantage Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.

Item 17. Portfolio Companies (N-4) [Text Block]

The following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Prospectuses Available [Text Block]	The following line item will be added to Appendix A – Funds Available Under the Contract:
Portfolio Companies [Table Text Block]

The following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
Lincoln ChoicePlus Assurance (A Share) [Member] | Lincoln Opportunistic Hedged Equity Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Opportunistic Hedged Equity Fund – Service Class
Current Expenses [Percent]	1.05%	[1]

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.